Note 7 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss - Net Loss and Comprehensive Loss (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Employee compensation expense, included in research and development expenses	$ 1,652,023	$ 1,216,319	$ 4,642,504	$ 3,139,107
Depreciation of property and equipment, included in research and development expenses	2,943	4,202	8,786	13,068
Expenses related to minimum operating lease payments, included in research and development expenses	107,930	118,956	345,192	327,307
Employee compensation expense, included in general and administrative expenses	1,970,139	1,126,665	4,720,195	2,613,405
Depreciation of property and equipment, included in general and administrative expenses	1,790	1,861	5,311	6,787
Amortization of intangible assets, included in general and administrative expenses	48,765	48,673	144,706	130,718
Expenses related to minimum operating lease payments, included in general and administrative expenses	$ 45,107	$ 31,131	$ 113,269	$ 87,918